UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

         Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and Address of issuer:

      AllianceBernstein Growth and Income Fund, Inc.
      1345 Avenue of the Americas
      New York, NY  10105

2.    The name of each series or class of securities for
      which this Form is filed (If the Form is being
      filed for all series and classes of securities of
      the issuer, check the box but do not list series
      or classes):                                                      [X]

3.    Investment Company Act File Number:

      811-126

      Securities Act File Number:

      2-11023

4(a). Last day of fiscal year for which this Form is filed:

      October 31, 2003

4(b). Check box if this Form is being filed late (i.e.,
      more than 90 calendar days after the end of the
      issuer's fiscal year). (See Instruction A.2)                      [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will
      be filing this Form.                                              [ ]

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):......          $4,259,707,116
                                                                   -------------

      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:                   $4,747,382,079
                                                                   -------------

      (iii) Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending no
            earlier than October 11, 1995 that were not
            previously used to reduce registration fees
            payable to the Commission:                            $0
                                                                   -------------

      (iv)  Total available redemption credits [add Items
            5(ii) and 5(iii)]:                                    $4,747,382,079
                                                                   -------------

      (v)   Net sales - if Item 5(i) is greater than Item
            5(iv) [subtract Item 5(iv) from Item 5(i)]:           $0
                                                                   -------------

      (vi)  Redemption credits available for use in future
            years - if Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                 $487,674,963
                                                                   -------------

      (vii) Multiplier for determining registration fee (See
            Instruction C.9):                                     x.0000809
                                                                   -------------

      (viii) Registration fee due [multiply Item 5(v) by Item
             5(vii)] (enter "0" if no fee is due):               =$0
                                                                   =============
6.    Prepaid Shares

      If the response to item 5(i) was determined by
      deducting an amount of securities that were registered
      under the Securities Act of 1933 pursuant to rule 24e-2
      as in effect before October 11, 1997, then report the
      amount of securities (number of shares or other units)
      deducted here: 0 . If there is a number of shares or
      other units that were registered pursuant to rule 24e-2
      remaining unsold at the end of the fiscal year for
      which this form is filed that are available for use by
      the issuer in future fiscal years, then state that
      number here:                                                      0
                                                                   -------------

7.    Interest due - if this Form is being filed more than 90
      days after the end of the issuer's fiscal year (see
      Instruction D):                                            +$0
                                                                   -------------

8.    Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line 7]:               =$0
                                                                   =============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:

          [ ]    Wire Transfer
          [ ]    Mail or other means

                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*      \s\  Andrew L. Gangolf
                               -------------------------
                                   Andrew L. Gangolf
                                   Assistant Secretary

Date:  January 26, 2004
*Please print the name and title of the signing officer below the signature.


00250.0050 #458922